Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	Dec. 31, 2022	Dec. 31, 2021
Current
Trade receivables	$84,096	$166,524
Statutory receivables	25,544	31,191
Other receivables	3,542	6,366
	113,182	204,081
Non-current
Taxes receivable	13,329	16,084
	$126,511	$220,165